Accounts payable and accrued liabilities (Tables)	12 Months Ended
Dec. 31, 2024
Disclosure Of Trade And Other Payables [Abstract]
Disclosure of accounts payables and accrued liabilities [Table Text Block]
	December 31, 2024	December 31, 2023	December 31, 2022
Accounts payable	$2,458,176	$905,340	$1,383,706
Accrued liabilities	1,875,924	2,141,336	2,722,357
Accrued interest	651,999	776,293	749,684
Total accounts payable and accrued liabilities	$4,986,099	$3,822,969	$4,855,747